Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,209,687.80

Principal:
Principal Collections	$16,868,017.89
Prepayments in Full	$7,285,185.13
Liquidation Proceeds	$114,308.28
Recoveries	$62,730.71
Sub Total	$24,330,242.01
Collections	$25,539,929.81

Purchase Amounts:
Purchase Amounts Related to Principal	$28,165.19
Purchase Amounts Related to Interest	$2.26
Sub Total	$28,167.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,568,097.26

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,568,097.26
Servicing Fee	$499,694.18	$499,694.18	$0.00	$0.00	$25,068,403.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,068,403.08
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,068,403.08
Interest - Class A-3 Notes	$81,623.49	$81,623.49	$0.00	$0.00	$24,986,779.59
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$24,931,654.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,931,654.59
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$24,908,630.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,908,630.42
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$24,890,425.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,890,425.75
Regular Principal Payment	$22,128,570.99	$22,128,570.99	$0.00	$0.00	$2,761,854.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,761,854.76
Residual Released to Depositor	$0.00	$2,761,854.76	$0.00	$0.00	$0.00

Total		$25,568,097.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,128,570.99
Total					$22,128,570.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,128,570.99	$48.63	$81,623.49	$0.18	$22,210,194.48	$48.81
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$22,128,570.99	$16.82	$177,977.33	$0.14	$22,306,548.32	$16.96

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$326,493,953.85	0.7174745	$304,365,382.86	0.6688467
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$527,283,953.85	0.4007082	$505,155,382.86	0.3838917

Pool Information
Weighted Average APR	2.312%	2.308%
Weighted Average Remaining Term	40.13	39.31
Number of Receivables Outstanding	26,249	25,787
Pool Balance	$599,633,020.25	$575,201,973.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$559,306,395.58	$536,811,358.90
Pool Factor	0.4236195	0.4063598

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$38,390,614.88
Targeted Overcollateralization Amount	$70,046,590.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,046,590.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		26	$135,369.98
(Recoveries)		38	$62,730.71
Net Loss for Current Collection Period			$72,639.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1454%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3510%
Second Prior Collection Period			0.1166%
Prior Collection Period			0.6613%
Current Collection Period			0.1484%
Four Month Average (Current and Prior Three Collection Periods)			0.3193%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1134	$2,865,253.58
(Cumulative Recoveries)			$419,546.83
Cumulative Net Loss for All Collection Periods			$2,445,706.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1728%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,526.68
Average Net Loss for Receivables that have experienced a Realized Loss			$2,156.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.24%	265	$7,111,362.10
61-90 Days Delinquent	0.17%	34	$1,000,993.63
91-120 Days Delinquent	0.03%	6	$164,881.27
Over 120 Days Delinquent	0.03%	7	$180,725.24
Total Delinquent Receivables	1.47%	312	$8,457,962.24

Repossession Inventory:
Repossessed in the Current Collection Period		9	$193,707.65
Total Repossessed Inventory		11	$311,173.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1722%
Prior Collection Period			0.1600%
Current Collection Period			0.1823%
Three Month Average			0.1715%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2341%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	96	$2,648,476.58
2 Months Extended	127	$3,621,827.20
3+ Months Extended	19	$531,696.76

Total Receivables Extended	242	$6,802,000.54

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer